PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details Textual) (EUR €) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Decrease In Vat Receivables	€ 100
Increase In Vat Receivables	€ 38